Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Warrant liabilities [Abstract]
Schedule of the warrant liabilities
	Number of warrants	Amount
Balance, December, 2019	-	-
Issued	36,858	193,505
Expired	(36,858)	193,505
Balance, December, 2020	-	$-
Warrants issued	9,098,514	33,989,639
Revaluation of warrant liabilities	-	(1,551,013)
Foreign currency translation	-	(495,261)

Balance, December, 2021	9,098,514	$31,943,365
Warrants issued	3,029,748	7,007,643
Warrants cancelled (note 14(b)(ix))	(3,029,748)	(5,887,840)
Pre-funded warrants issued (note 14(b)(ix))	300,000	927,463
Pre-funded warrants exercised (note 14(b)(ix))	(300,000)	(927,463)
Revaluation of warrant liabilities	-	(32,010,637)
Foreign currency translation	-	(230,834)
Balance, December 31, 2022	9,098,514	$821,697

Schedule of fair value warrants
	Issued in 2022	As at December 31, 2022	Issued in 2021	As at December 31, 2021
Spot price (in CAD$)	$3.78	$0.47	$6.04	$5.97
Risk-free interest rate	1.62%	4.07%	0.66%	1.03%
Expected annual volatility	145%	143%	139%	147%
Expected life (years)	3.50	2.01	3.43	2.72
Dividend	nil	nil	nil	nil

Schedule of warrants outstanding and exercisable
Expiry date	Warrants outstanding and exercisable	Weighted average exercise price (CAD$)
March 16, 2024	1,872,659	9.42
June 18, 2024	2,083,334	5.97
April 9, 2025	2,112,773	7.11
September 9, 2025	3,029,748	6.25
	9,098,514	7.04

Expiry date	Warrants outstanding and exercisable	Weighted average exercise price (CAD$)
March 16, 2024	3,121,099	9.42
June 18, 2024	2,083,334	5.97
April 9, 2025	3,894,081	7.11
	9,098,514	7.64
Expiry date	Warrants outstanding and exercisable	Weighted average exercise price (CAD$)
August 14, 2021	36,858	5.25
	36,858	5.25